FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 4,857,661	¥ 31,696,237	$ 1,549,907	¥ 10,113,141	¥ 4,256,449	¥ 142,624,020
Prepayments and other current assets, net	1,510,416	9,855,467		8,848,534
Total current assets	6,485,075	42,315,115		154,467,831
Investments in subsidiaries and VIEs				10,000,000
TOTAL ASSETS	7,423,955	48,441,307		181,459,156
Current liabilities:
Short-term borrowings				117,526,089
Warrants	284,285	1,854,957		198,600
Total current liabilities	55,842,573	364,372,791		1,058,082,595
TOTAL LIABILITIES	56,220,273	366,837,286		1,064,334,300
SHAREHOLDERS' EQUITY (DEFICIT)
Additional paid-in capital	413,143,757	2,695,763,016		2,539,552,478
Statutory reserves	1,122,844	7,326,560		28,071,982
Accumulated other comprehensive loss	(2,556,046)	(16,678,203)		(3,777,952)
Accumulated deficit	(458,578,915)	(2,992,227,421)		(3,410,856,231)
Total shareholders' deficit	(44,094,750)	(287,718,247)		(839,039,915)
Total liabilities and shareholders' equity	7,423,955	48,441,307		181,459,156
Parent Company
Current assets:
Cash and cash equivalents	1,309,719	8,545,918	$ 22,053	143,896	¥ 18	¥ 18,733
Prepayments and other current assets, net	626,853	4,090,219		63,873
Amounts due from intercompany	154,502,048	1,008,125,860		1,303,065,115
Total current assets	156,438,620	1,020,761,997		1,303,272,884
Investments in subsidiaries and VIEs	(198,561,332)	(1,295,612,695)		(1,681,526,537)
TOTAL ASSETS	(42,122,712)	(274,850,698)		(378,253,653)
Current liabilities:
Short-term borrowings	0	0		34,881,000
Accrued expenses and other current liabilities	1,687,754	11,012,592		11,578,754
Warrants	284,285	1,854,957		198,600
Convertible notes	0	0		414,127,908
Total current liabilities	1,972,039	12,867,549		460,786,262
TOTAL LIABILITIES	1,972,039	12,867,549		460,786,262
SHAREHOLDERS' EQUITY (DEFICIT)
Additional paid-in capital	413,143,757	2,695,763,016		2,539,552,478
Statutory reserves	1,122,844	7,326,560		28,071,982
Accumulated other comprehensive loss	(2,556,046)	(16,678,203)		(3,777,952)
Accumulated deficit	(458,578,915)	(2,992,227,421)		(3,410,856,231)
Total shareholders' deficit	(44,094,750)	(287,718,247)		(839,039,915)
Total liabilities and shareholders' equity	(42,122,711)	(274,850,698)		(378,253,653)
Class A Ordinary Shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	2,635,565	17,197,060		7,321,099
Class A Ordinary Shares | Parent Company
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	2,635,565	17,197,060		7,321,099
Class B ordinary shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	138,045	900,741		648,709
Class B ordinary shares | Parent Company
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	$ 138,045	¥ 900,741		¥ 648,709